Related Party Transactions and Balances	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions and Balances

Note 8 – Related Party Transactions and Balances

Relationships with related parties

Name	Relationship
Mr. Cheung Ching Ping	Shareholder of the Company
Mr. Cheung Chi Ping	Shareholder and Director of the Company
Mr. Cheung Yick Chung	Shareholder of the Company

Amounts due to related parties

Amounts due to related parties consist of the following:

		June 30,	December 31,
Name	Nature	2025	2024
		(Unaudited)	(Audited)
Mr. Cheung Ching Ping	Interest-free listing expense loans (1)	$-	$1,021,617
Mr. Cheung Ching Ping	Interest-free shareholder’s loans (2)	-	607,272
Mr. Cheung Ching Ping	Director’s remuneration (3)	30,000	-
Mr. Cheung Chi Ping	Interest-free shareholder’s loans (2)	-	485,917
Mr. Cheung Chi Ping	Director’s remuneration (4)	214,368	295,900
Mr. Cheung Yick Chung	Interest-free shareholder’s loans (2)	-	121,454
		$244,368	$2,532,160

Notes:

(1)	On September 7, 2023, Mr. Cheung Ching Ping, a shareholder of the Company, entered into a loan facility agreement with the Company that Mr. Cheung Ching Ping agreed to pay the listing expenses incurred for the initial public offering in Nasdaq on behalf of the Company before listing with a maximum principal amount of $1,000,000 which was then increased to $1,100,000 in January 2025. Pursuant to the facility agreement, the loan is interest-free, unsecured and repayable on the earlier of within 30 days from the date the Company’s common stock listed on Nasdaq, or December 31, 2025. As of December 31, 2024, the amount of listing expenses paid by Mr. Cheung Ching Ping on behalf of the Company was $1,021,617. The loan was fully settled during the six months ended June 30, 2025 upon listing.

(2)	On April 24, 2014, Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung entered into two shareholders’ loan agreements with Chrome Field I, Inc. and Chrome Field II, Inc., wholly-owned subsidiaries of the Company, respectively. Pursuant to the shareholders’ loan agreements, Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung agreed to grant shareholders’ loans at principal amounts of $1,307,619.69 and $1,447,739.16 to Chrome Field I, Inc. and Chrome Field II, Inc., respectively, in a proportion of 50%, 40% and 10%, respectively, in connection with the acquisition of Kissimmee Bay and Remington in 2014. Pursuant to the shareholders’ loan agreements, the loans are interest-free, unsecured and to repayable on demand. As of December 31, 2024, amount of outstanding shareholders’ loans owned by the Company to Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung was $607,272, $485,917 and $121,454, respectively. The outstanding balances were fully settled during the six months ended June 30, 2025 upon listing.

(3)

For the six months ended June 30, 2025, the Company charged $30,000 as director’s remuneration to Mr. Cheung Ching Ping and recognized under salaries and benefits on the statements of operations. The balance is interest-free, unsecured and repayable on demand. As of June 30, 2025, outstanding director’s remuneration was $30,000. The director’s remuneration payable to Mr. Cheung Ching Ping was fully settled in July 2025.

(4)	For the sake of compensating Mr. Cheung Chi Ping’s involvement in the daily operations and management of golf operations of the Company, director’s remuneration was granted by the Company every year based on the performance of the Company. For the six months ended June 30, 2025 and 2024, the Company charged $30,000 and $40,000, respectively, as director’s remuneration to Mr. Cheung Chi Ping and recognized under salaries and benefits on the statements of operations. The balance is interest-free, unsecured and repayable on demand. As of June 30, 2025 and December 31, 2024, outstanding director’s remuneration was $214,368 and $295,900, respectively. The director’s remuneration payable to Mr. Cheung Chi Ping was fully settled in July 2025.

Note 8 – Related Party Transactions

Relationships with related parties

Name	Relationship
Mr. Cheung Ching Ping	Shareholder of the Company
Mr. Cheung Chi Ping	Shareholder and Director of the Company
Mr. Cheung Yick Chung	Shareholder of the Company

Amounts due to related parties

Amounts due to related parties consists of the following:

		As of December 31,
Name	Nature	2024	2023
Mr. Cheung Ching Ping	Interest-free listing expense loans(1)	$1,021,617	$520,964
Mr. Cheung Ching Ping	Interest-free shareholder’s loans(2)	607,272	472,272
Mr. Cheung Chi Ping	Interest-free shareholder’s loans (2)	485,917	377,817
Mr. Cheung Chi Ping	Director’s remuneration(3)	295,900	185,900
Mr. Cheung Yick Chung	Interest-free shareholder’s loans(2)	121,454	94,454
		$2,532,160	$1,651,407

Notes:

(1)	On September 7, 2023, Mr. Cheung Ching Ping, a shareholder of the Company, entered into a loan facility agreement with the Company that Mr. Cheung Ching Ping agreed to pay the listing expenses incurred for the initial public offering in Nasdaq on behalf of the Company before listing with a maximum principal amount of $1,000,000 which was then increased to $1,100,000 in January 2025. Pursuant to the facility agreement, the loan is interest-free, unsecured and repayable on the earlier of within 30 days from the date the Company’s common stock listed on Nasdaq, or December 31, 2025. As of December 31, 2024 and 2023, amount of listing expenses paid by Mr. Cheung Ching Ping on behalf of the Company was $1,021,617 and $520,964.

(2)	On April 24, 2014, Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung entered into two shareholders’ loan agreements with Chrome Field I, Inc. and Chrome Field II, Inc., wholly-owned subsidiaries of the Company, respectively. Pursuant to the shareholders’ loan agreements, Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung agreed to grant shareholders’ loans at principal amounts of $1,307,619.69 and $1,447,739.16 to Chrome Field I, Inc. and Chrome Field II, Inc., respectively, in a proportion of 50%, 40% and 10%, respectively, in connection with the acquisition of Kissimmee Bay and Remington in 2014. Pursuant to the shareholders’ loan agreements, the loans are interest-free, unsecured and to repayable on demand. As of December 31, 2024, amount of outstanding shareholders’ loans owned by the Company to Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung was $607,272, $485,917 and $121,454, respectively. As of December 31, 2023, amount of outstanding shareholders’ loans owned by the Company to Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung was $472,272, $377,817 and $94,454, respectively.

(3)	For the sake of compensating Mr. Cheung Chi Ping’s involvement in the daily operations and management of golf operations of the Company, director’s remuneration was granted by the Company every year based on the performance of the Company. For the years ended December 31, 2024 and 2023, the Company charged $110,000 and $110,000, respectively, as director’s remuneration to Mr. Cheung Chi Ping and recognized under salaries and benefits on the statements of operations. The balance is interest-free, unsecured and repayable on demand. As of December 31, 2024 and 2023, outstanding director’s remuneration was $295,900 and $185,900, respectively.

Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung signed an undertaking that no demand on repayment from the Company since December 31, 2022 and all the outstanding balances, other than the director’s remuneration of $295,900 to Mr. Cheung Chi Ping and expected to be settled within one year, were fully settled in subsequent between February and March 2025.